Fair Value of Financial Instruments - Summary of the estimated using the Black-Scholes option pricing (Detail) - $ / shares		3 Months Ended	12 Months Ended
	Oct. 28, 2020	Mar. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value warrants per share	$ 1.07	$ 3.65	$ 2.90
Share price	8.86	11.81	13.17
Exercise price per share	$ 11.50	$ 11.50	$ 11.50
Term (years)	5 years	4 years 7 months 6 days	4 years 9 months 18 days
Implied volatility	23.40%	34.00%	17.00%
Risk-free interest rate	0.30%	0.90%	0.40%
Dividend yield	0.00%	0.00%	0.00%